Basis Of Presentation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Basis of Presentation [Line Items]
Business optimization costs		$ 9	$ 13	$ 44	$ 39	$ 46
Management fees		0	2
Stock sold, price per share	$ 16.00
Stock sold in initial public offering	29,411,764
Stock split ratio	12.25
Transaction fee	33
Proceeds from sale of stock	438
Debt premiums paid	13
Write-off of deferred financing fees	3
Liability related to TRA		300
Liability related to TRA, recorded in accrued expenses		123
Liability related to TRA, recorded in Other long-term liabilities		177
Investment from subsidiary		21
Affiliated Entity
Basis of Presentation [Line Items]
Investment from subsidiary		14
11% Senior Subordinated Notes
Basis of Presentation [Line Items]
Amount of debt extinguished	455
Debt instrument, interest rate, stated percentage	11.00%	11.00%		11.00%
Maturity date	Sep. 01, 2016	Sep. 01, 2016		Sep. 01, 2016
Minimum
Basis of Presentation [Line Items]
Liability related to TRA		300
Maximum
Basis of Presentation [Line Items]
Liability related to TRA		$ 350